CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 3,981,964	$ 1,925,147	$ 14,724
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	132,731	136,638	165,898
Stock-based compensation	7,151	139,138	23,750
Derivative expense	151,916	0	0
Unrealized foreign exchange loss (gain)	(150,258)	194,100	121,720
Net gain (loss) on sales of trading securities	(1,427,059)	(159,967)	58,197
Impairment loss on trading securities	0	0	1,336,501
Changes in operating assets and liabilities:
(Increase) decrease in prepaids	(8,204)	(84,809)	2,606
Decrease (increase) in inventory	(656,608)	(343,389)	(21,658)
Change in asset retirement obligation	6,942	9,257	(13,886)
Increase in accounts payable and accrued liabilities	(933,338)	524,558	155,868
Increase (decrease) in due to related parties	44,302	(61,813)	(29,558)
Net cash provided by operating activities	1,149,539	2,278,860	1,814,162
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of trading securities	(3,991,529)	(3,320,981)	(2,036,995)
Proceeds on sale of trading securities	4,444,748	2,277,652	1,805,342
Acquisition of equipment	(247,741)	(40,857)	(37,722)
Net cash used in investing activities	205,478	(1,084,186)	(269,375)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from private placement	1,595,705	0	0
Repurchase of capital stock	(624,656)	(172,823)	(171,325)
Net cash used in financing activities	971,049	(172,823)	(171,325)
Change in cash and cash equivalents and restricted cash during the year	2,326,066	1,021,851	1,373,462
Cash and cash equivalents and restricted cash at beginning of year	8,472,635	7,450,784	6,077,322
Cash and cash equivalents and restricted cash at end of year	10,798,701	8,472,635	7,450,784
Reconciliation of Cash and Cash Equivalents and Restricted Cash
Cash and cash equivalents at beginning of year	8,176,313	7,154,462	5,781,000
Restricted cash at beginning of year	296,322	296,322	296,322
Cash and cash equivalents and restricted cash at beginning of year	8,472,635	7,450,784	6,077,322
Cash and cash equivalents at end of year	10,502,379	8,176,313	7,154,462
Restricted cash at end of year	296,322	296,322	296,322
Cash and cash equivalents and restricted cash at end of year	$ 10,798,701	$ 8,472,635	$ 7,450,784